RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease Liabilities - Summary of Maturity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance, January 1	$ 917	$ 30
Additions	613	941
Payment of lease liabilities	(276)	(90)	$ (5)
Interest expense on lease liabilities	73	36
Balance, December 31	1,327	917	30
Lease liabilities	1,327	917	$ 30
Less than one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, January 1	166
Balance, December 31	346	166
Lease liabilities	346	166
One to five years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, January 1	751
Balance, December 31	981	751
Lease liabilities	$ 981	$ 751